Basis of preparation and significant accounting policies - Additional information (Detail) $ in Thousands			12 Months Ended
	Jun. 16, 2021	Jan. 01, 2020	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019	Dec. 31, 2018	Aug. 09, 2019 $ / USD	Nov. 30, 2013	Jul. 31, 2009
Basis of Preparation and Presentation [Line Items]
Percentage of legal reserve to share capital			20.00%	20.00%	20.00%
Prevailing Income tax rates in Argentina and Mexico	35.00%	25.00%	30.00%	30.00%	30.00%
Minimum presumed income tax rate						1.00%
Royalties percentage			12.00%	12.00%	12.00%
Nominal value of natural gas program bonds				$ 4,140
Current value of natural gas program bonds				4,012
Minimum presumed income tax receivable			$ 1,034	$ 1,034
Amortization of natural gas program bonds			4,140
Other receivables From Gas IV plan			1,729
Gas IV Plan [Member]
Basis of Preparation and Presentation [Line Items]
Paid consideration			3,660
Other receivables From Gas IV plan			$ 1,729
Software Licenses [Member]
Basis of Preparation and Presentation [Line Items]
Amortisation method, intangible assets other than goodwill			3-year
Argentina [Member]
Basis of Preparation and Presentation [Line Items]
Prevailing Income tax rates in Argentina and Mexico			30.00%	3.29%	0.86%
Mexico [Member]
Basis of Preparation and Presentation [Line Items]
Prevailing Income tax rates in Argentina and Mexico			35.00%
Decree No. 566/2019 [member]
Basis of Preparation and Presentation [Line Items]
Currency exchange rate | $ / USD							45.19
Price per barrel							59.00
Decree No. 601/19 [member]
Basis of Preparation and Presentation [Line Items]
Currency exchange rate | $ / USD							46.69
Price per barrel							59
Resolution No. 557/2019 [member]
Basis of Preparation and Presentation [Line Items]
Currency exchange rate | $ / USD							49.30
Price per barrel							59
Bottom of range [member]
Basis of Preparation and Presentation [Line Items]
Percentage of profit allocated to legal reserve			5.00%
Prevailing Income tax rates in Argentina and Mexico					30.00%
Contractual percentage			40.00%
Bottom of range [member] | Resolution No. 60/13 [member]
Basis of Preparation and Presentation [Line Items]
Price per MMBTU								4
Top of range [member]
Basis of Preparation and Presentation [Line Items]
Prevailing Income tax rates in Argentina and Mexico					35.00%
Contractual percentage			45.00%
Top of range [member] | Resolution No. 60/13 [member]
Basis of Preparation and Presentation [Line Items]
Price per MMBTU								7.5
Entre Lomas and Bajada del Palo Oil And Gas Properties [Member]
Basis of Preparation and Presentation [Line Items]
Extraordinary canon percentage on production									3.00%
Agua Amarga [Member]
Basis of Preparation and Presentation [Line Items]
Extraordinary canon percentage on production			6.50%